-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 D5qPXJLDQTkPaiPnhrZHMaGpjGrSWQDiNQFUIzsovy4TQ11V8gTKtp3QlYMrkph5
 E4BpTND9iIRVOPshrdpNmA==

<SEC-DOCUMENT>0001298596-08-000004.txt : 20080214
<SEC-HEADER>0001298596-08-000004.hdr.sgml : 20080214
<ACCEPTANCE-DATETIME>20080214163203
ACCESSION NUMBER:		0001298596-08-000004
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20071231
FILED AS OF DATE:		20080214
DATE AS OF CHANGE:		20080214
EFFECTIVENESS DATE:		20080214

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		08617151

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
Check here if Amendment [ X ]; Amendment Number: ___1__

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: $155,925
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

21st Century Holding Company   COM              90136q100      182 13530.3306SH      SOLE
3M Co                          COM              88579y101     1156 13707.5531SH      SOLE
AMERIGROUP Corporation         COM              03073t102     1038 28475.0000SH      SOLE
AT&T Corp                      COM              00206r102      519 12495.6270SH      SOLE
Abbott Laboratories            COM              002824100     1606 28603.0550SH      SOLE
Accenture Ltd - Cl A           COM              g1150g111      620 17203.9900SH      SOLE
Air Products and Chemicals Inc COM              009158106     2264 22951.2077SH      SOLE
Altria Group Inc               COM              02209s103     3089 40869.4343SH      SOLE
American Capital Strategies Lt COM              024937104      700 21238.4846SH      SOLE
American Express Co            COM              025816109      588 11300.5790SH      SOLE
American Int'l Group Inc       COM              026874107      591 10133.6289SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1417 31573.7316SH      SOLE
Amgen Inc                      COM              031162100      341 7341.0000SH       SOLE
Apple Computer                 COM              037833100      208 1050.0000SH       SOLE
Arch Coal Inc                  COM              039380100     1587 35313.0648SH      SOLE
Automatic Data Processing Inc  COM              053015103     1810 40645.2371SH      SOLE
BP PLC                         COM              055622104      291 3977.6360SH       SOLE
Bank of America Corp           COM              060505104     6216 150663.0298SH     SOLE
Barr Pharmaceuticals Inc       COM              068306109      817 15384.0000SH      SOLE
Bear Stearns Companies Inc     COM              073902108      253 2867.2400SH       SOLE
Bridge Bancorp Inc             COM              108035106      355 14628.0000SH      SOLE
CNOOC Ltd-ADR                  COM              126132109      520 3106.7770SH       SOLE
Caterpillar Inc                COM              149123101      881 12135.6540SH      SOLE
Chevron Corp                   COM              166764100     6843 73324.6281SH      SOLE
Chubb Corp                     COM              171232101     1413 25882.4721SH      SOLE
Cisco Systems Inc              COM              17275r102     1858 68642.0000SH      SOLE
Citigroup Inc                  COM              172967101     1656 56266.5425SH      SOLE
Colgate-Palmolive Co           COM              194162103     1006 12907.6310SH      SOLE
Commerce Bank Inc              COM              200519106      663 17390.8010SH      SOLE
Commtouch Software Ltd         COM              010802725       20 10000.0000SH      SOLE
ConocoPhillips                 COM              20825c104     3678 41648.6438SH      SOLE
Costco Wholesale Corp          COM              22160k105     1231 17649.7560SH      SOLE
Danaher Corp                   COM              235851102      350 3985.1130SH       SOLE
Diageo PLC - SP ADR            COM              25243q205      377 4389.9730SH       SOLE
Dominion Resources Inc         COM              25746u109     2132 44930.5766SH      SOLE
Duke Energy Corp New           COM              26441c105      678 33599.4132SH      SOLE
EnCana Corp                    COM              292505104     1308 19239.3580SH      SOLE
Exxon Mobil Corp               COM              30231g102     5826 62183.4432SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      665 55100.0000SH      SOLE
Forest Laboratories Inc        COM              345838106      379 10400.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105     2458 69000.0000SH      SOLE
Genentech Inc                  COM              368710406      263 3925.0000SH       SOLE
General Electric Co            COM              369604103     2332 62915.1594SH      SOLE
Granite Construction Inc       COM              387328107      240 6643.7270SH       SOLE
HCC Insurance Holdings Inc     COM              404132102     1416 49374.0901SH      SOLE
Hess Corporation               COM              42809h107      232 2300.0000SH       SOLE
Honeywell International Inc    COM              438516106     1845 29959.0759SH      SOLE
Illinois Tool Works Inc        COM              452308109     2037 38041.2910SH      SOLE
Ingersoll-Rand Co. Cl A        COM              g4776g101     3022 65033.7351SH      SOLE
International Business Machine COM              459200101      463 4285.9540SH       SOLE
Johnson & Johnson Inc          COM              478160104     2563 38425.5432SH      SOLE
Kimberly-Clark Corp            COM              494368103      411 5933.2342SH       SOLE
Kinder Morgan Energy Partners  COM              494550106     1993 36908.3871SH      SOLE
Kookmin Bank-Spon Adr          COM              50049m109      251 3425.0000SH       SOLE
L-3 Communications Holdings In COM              502424104      347 3272.5404SH       SOLE
Legg Mason Inc                 COM              524901105      977 13356.5860SH      SOLE
Lockheed Martin Corp           COM              539830109      234 2223.4560SH       SOLE
M&T Bank Corp                  COM              55261f104      204 2506.0000SH       SOLE
MKS Instruments Inc            COM              55306n104      349 18225.0000SH      SOLE
Manitowoc Company Inc          COM              563571108     1284 26302.6860SH      SOLE
Medtronic Inc                  COM              585055106     2593 51583.3545SH      SOLE
Microsoft Corp                 COM              594918104      998 28046.3104SH      SOLE
Moog Inc                       COM              615394202     1450 31659.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107      993 70660.4119SH      SOLE
Nestle SA                      COM              641069406     1418 12352.0000SH      SOLE
New York Community Bancorp Inc COM              649445103      196 11171.1197SH      SOLE
PNC Financial Services Group   COM              693475105     1495 22769.1148SH      SOLE
PPL Corp                       COM              69351t106     1135 21780.6909SH      SOLE
Parker Hannifin                COM              701094104     1239 16450.1567SH      SOLE
Penn West Energy Trust         COM              707885109      365 14052.3620SH      SOLE
Pennsylvania Commerce Bancorp  COM              708677109    11922 428089.2000SH     SOLE
Pepsico Inc                    COM              713448108     5193 68416.6938SH      SOLE
Pfizer Inc                     COM              717081103      965 42443.7577SH      SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      373 7278.0910SH       SOLE
Powershares Water Resources Po COM              73935x575     1012 47285.3268SH      SOLE
Praxair Inc                    COM              74005p104     2279 25690.3787SH      SOLE
Procter & Gamble Co            COM              742718109     2389 32542.2670SH      SOLE
Quest Diagnostics Inc          COM              74834l100     1001 18920.7175SH      SOLE
Red Hat Inc                    COM              756577102      687 32960.0000SH      SOLE
Rite Aid Corp                  COM              767754104      118 42410.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1829 35827.5770SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      995 19845.8380SH      SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      618 10205.0000SH      SOLE
Sandisk Corp                   COM              80004c101      220 6620.0000SH       SOLE
Santa Fe Gold Corporation      COM              80201e108        8 10000.0000SH      SOLE
Sirius Satellite Radio Inc     COM              82966u103      172 56620.0000SH      SOLE
Sony Corp - Sp ADR             COM              835699307      616 11340.7510SH      SOLE
Stryker Corp                   COM              863667101     1727 23117.2041SH      SOLE
Sysco Corp                     COM              871829107      807 25859.1815SH      SOLE
T Rowe Price Group Inc         COM              74144t108     3546 58253.0967SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1526 32821.4260SH      SOLE
Texas Instruments Inc          COM              882508104      504 15075.8960SH      SOLE
The Goldman Sachs Group Inc    COM              38141g104     1086 5049.6294SH       SOLE
The Walt Disney Co             COM              254687106      921 28518.5682SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102     1245 21585.0000SH      SOLE
Total SA                       COM              89151e109      623 7543.9090SH       SOLE
Triumph Group Inc              COM              896818101      431 5232.9720SH       SOLE
UBS AG                         COM              629992017      260 5600.0000SH       SOLE
UBS AG                         COM              H89231338      735 15984.9840SH      SOLE
UGI Corporation                COM              902681105     1872 68688.0403SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1594 42589.3070SH      SOLE
United Technologies Corp       COM              913017109     3429 44798.6030SH      SOLE
UnitedHealth Group Inc         COM              91324p102     1349 23185.0000SH      SOLE
Verizon Communications         COM              92343v104     1396 31950.9551SH      SOLE
Wachovia Corp                  COM              929903102      607 15953.1620SH      SOLE
Walgreen Co                    COM              931422109      871 22875.4172SH      SOLE
Washington Mutual Inc          COM              939322103      563 41346.8655SH      SOLE
WellPoint Inc.                 COM              94973v107     1150 13113.0000SH      SOLE
Wells Fargo & Co               COM              949746101      975 32310.7813SH      SOLE
Welwind Energy International C COM              95046r106        2 12500.0000SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1535 23200.0010SH      SOLE
iShares MSCI Canada Index Fund COM              464286509     3666 114140.8573SH     SOLE
iShares MSCI South Korea Index COM              464286772     1174 18145.0000SH      SOLE

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----